Risk Management (Details1) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	$ 4.8413	$ 5.2177
Exchange rate variation	(7.20%)
Lene [Member]
IfrsStatementLineItems [Line Items]
Exchange rate variation	(13.50%)
Exchange rate	$ 0.03422	$ 0.03957